Net loss per share	12 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Net Loss per share

26.	Net loss per share
Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended March 31, 2019, 2020 and 2021, respectively, as follows:

	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2021
	RMB	RMB	RMB
Numerator:
Net loss attributable to Boqii Holding Limited	(234,241)	(179,024)	(194,444)
Accretion on the Preferred Shares to redemption value (Note 20)	(392,550)	(204,796)	120,873
Accretion on the Redeemable non-controlling interests to redemption value (Note 21)	—	—	(138)
Deemed dividend to preferred shareholders	(723)	(1,142)	(12,547)

Net loss attributable to ordinary shareholders	(625,514)	(384,962)	(86,256)

Denominator:
Weighted average number of ordinary shares used in computing net loss per share,
Basic and diluted (Note (a))	22,238,454	22,238,454	66,953,610

Net loss per share attributable to ordinary shareholders:
Basic and diluted	(28.22)	(17.31)	(1.29)

Note (a): Options exercisable for a minimal exercise price (the “Penny Stock”) are included in the denominator of basic loss per share calculation once there are no further vesting conditions or contingencies associated with them, as they are considered issuable shares. Basic net loss per share is computed using the weighted average number of ordinary shares outstanding and the Penny Stock during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding and the Penny Stock during the period.

For the years ended March 31, 2019, 2020 and 2021, respectively, assumed conversion of the Preferred Shares have not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the anti-dilutive effect.
For the years ended March 31 2021, assumed share options have not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the anti-dilutive effect.
The following ordinary shares equivalent were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2021
	RMB	RMB	RMB
Preferred Shares — weighted average	25,083,831	26,072,893	—
Share options - weighted average	—	—	2,585,103